Revenue from collaboration agreements	6 Months Ended
Jun. 30, 2021
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Revenue from collaboration agreements
6. Revenue from collaboration agreements
The Group earns revenue through strategic collaboration agreements with third party pharmaceutical and biotechnology companies. As of June 30, 2021, the Group had four strategic collaboration agreements in place. All collaboration agreements are still at pre-clinical
stage. During the three and six months ended June 30, 2021, the Group did not enter into any new collaboration agreements.
The Group earned revenue from collaboration agreements from the following collaborators during the three and six months ended June 30, 2021 and 2020:

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
	(Euros in thousands)		(Euros in thousands)

Amgen	260	561	517	2,712
Genmab	2,105	2,501	4,341	4,515
BMS	1,297	3,241	4,590	5,664
GSK	1,527	593	3,144	1,045

Total	5,189	6,896	12,592	13,936

As of June 30, 2021, the Group has not recognized any royalty or milestone revenue under the collaboration agreements, due to the scientific uncertainty of achieving the milestones or the successful commercialization of a product. As of June 30, 2021, Immatics had not received any milestone or royalty payments in connection with the collaboration agreements.
The Group expects to recognize the remaining deferred revenue balance into revenue as it performs the related performance obligations under each contract. Deferred revenue related to the collaboration agreements consists of the following as of June 30, 2021 and December 31, 2020:

	As of
	June 30, 2021	December 31, 2020
	(Euros in thousands)
Current	57,998	46,600
Non-current	62,201	85,475

Total	120,199	132,075

The Group recognized expenses related to the amortization of capitalized cost of obtaining a contract of €0.05 million and €0.08 million for the three months ended June 30, 2021 and June 30, 2020.
The Group recognized expenses related to the amortization of capitalized cost of obtaining a contract of €0.13 million and €0.15 million for the six months ended June 30, 2021 and June 30, 2020.